Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ 114,671	$ 124,120
Non-renegotiated Portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	214,062	74,811
Renegotiated portfolio [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	28,119	11,425
Recoveries [Member]
Provisions And Write Offs For Portfolio [Line Items]
Provisions and write-offs	$ (127,510)	$ 37,884